Portfolio of Investments January 31, 2025
NDVG
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.4%
11711135 COMMON STOCKS - 97.4% 11711135
BANKS - 3.9%
1,762 JPMorgan Chase & Co $ 470,983
TOTAL BANKS 470,983
CAPITAL GOODS - 6.9%
774 Eaton Corp PLC 252,665
907 Honeywell International Inc 202,914
309 Northrop Grumman Corp 150,566
607 Trane Technologies PLC 220,189
TOTAL CAPITAL GOODS 826,334
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.2%
941 Lowe's Cos Inc 244,698
2,057 TJX Cos Inc/The 256,693
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 501,391
CONSUMER SERVICES - 3.5%
967 McDonald's Corp 279,173
1,340 Starbucks Corp 144,291
TOTAL CONSUMER SERVICES 423,464
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.8%
3,435 Walmart Inc 337,179
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 337,179
ENERGY - 3.7%
1,446 Chevron Corp 215,729
2,138 Exxon Mobil Corp 228,402
TOTAL ENERGY 444,131
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.0%
1,186 American Tower Corp 219,351
2,154 Prologis Inc 256,864
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 476,215
FINANCIAL SERVICES - 8.2%
1,198 American Express Co 380,305
652 Mastercard Inc, Class A 362,141
474 S&P Global Inc 247,148
TOTAL FINANCIAL SERVICES 989,594
FOOD, BEVERAGE & TOBACCO - 4.4%
2,456 Mondelez International Inc, Class A 142,424
973 PepsiCo Inc 146,621
1,845 Philip Morris International Inc 240,219
TOTAL FOOD, BEVERAGE & TOBACCO 529,264
HEALTH CARE EQUIPMENT & SERVICES - 6.6%
2,202 Abbott Laboratories 281,702
430 Elevance Health Inc 170,151
636 UnitedHealth Group Inc 345,023
TOTAL HEALTH CARE EQUIPMENT & SERVICES 796,876
INSURANCE - 2.1%
1,150 Marsh & McLennan Cos Inc 249,412
TOTAL INSURANCE 249,412
MATERIALS - 4.3%
755 (a) Linde PLC 336,821
3,294 Smurfit WestRock PLC 174,878
TOTAL MATERIALS 511,699
MEDIA & ENTERTAINMENT - 1.5%
5,418 Comcast Corp, Class A 182,370
TOTAL MEDIA & ENTERTAINMENT 182,370
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.1%
1,468 AbbVie Inc 269,965
1,308 Novo Nordisk A/S, Sponsored ADR 110,461
1,341 Zoetis Inc 229,177
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 609,603

Portfolio of Investments January 31, 2025
(continued)
NDVG

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.4%
2,733 Broadcom Inc $ 604,731
1,477 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 309,166
538 Texas Instruments Inc 99,320
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,013,217
SOFTWARE & SERVICES - 10.1%
912 Accenture PLC, Class A 351,075
2,089 Microsoft Corp 867,060
TOTAL SOFTWARE & SERVICES 1,218,135
TECHNOLOGY HARDWARE & EQUIPMENT - 12.3%
3,327 Amphenol Corp, Class A 235,485
3,743 Apple Inc 883,348
768 Motorola Solutions Inc 360,384
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,479,217
TRANSPORTATION - 1.4%
682 Union Pacific Corp 168,993
TOTAL TRANSPORTATION 168,993
UTILITIES - 4.0%
3,678 NextEra Energy Inc 263,197
2,215 WEC Energy Group Inc 219,861
TOTAL UTILITIES 483,058
TOTAL LONG-TERM INVESTMENTS
(Cost $11,093,265) 11,711,135
OTHER ASSETS & LIABILITIES, NET - 2.6% 314,441
NET ASSETS - 100% $ 12,025,576
ADR American Depositary Receipt
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
NDVG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 11,711,135 $ – $ – $ 11,711,135
Total $ 11,711,135 $ – $ – $ 11,711,135
a

Portfolio of Investments January 31, 2025
NUGO
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.5%
2739578815 COMMON STOCKS - 98.5% 2739578815
AUTOMOBILES & COMPONENTS - 1.9%
128,792 (a) Tesla Inc $ 52,109,243
TOTAL AUTOMOBILES & COMPONENTS 52,109,243
CAPITAL GOODS - 2.7%
316,523 Carrier Global Corp 20,694,274
67,670 Eaton Corp PLC 22,090,195
59,816 Emerson Electric Co 7,773,089
48,372 General Electric Co 9,847,088
52,944 HEICO Corp 12,650,439
TOTAL CAPITAL GOODS 73,055,085
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 10.6%
1,240,678 (a) Amazon.com Inc 294,884,347
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 294,884,347
CONSUMER SERVICES - 4.2%
8,086 Booking Holdings Inc 38,307,910
613,651 (a) Chipotle Mexican Grill Inc 35,806,536
466,030 (a) DraftKings Inc, Class A 19,549,959
212,865 Starbucks Corp 22,921,303
TOTAL CONSUMER SERVICES 116,585,708
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.6%
74,188 Costco Wholesale Corp 72,695,337
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 72,695,337
FINANCIAL SERVICES - 6.4%
132,875 Apollo Global Management Inc 22,718,968
177,961 (a) Fiserv Inc 38,446,694
209,460 Mastercard Inc, Class A 116,340,368
TOTAL FINANCIAL SERVICES 177,506,030
HEALTH CARE EQUIPMENT & SERVICES - 2.8%
229,800 (a) Dexcom Inc 19,953,534
81,743 (a) Intuitive Surgical Inc 46,747,187
19,772 UnitedHealth Group Inc 10,726,112
TOTAL HEALTH CARE EQUIPMENT & SERVICES 77,426,833
MATERIALS - 1.6%
471,451 Corteva Inc 30,771,607
31,784 (a) Linde PLC 14,179,478
TOTAL MATERIALS 44,951,085
MEDIA & ENTERTAINMENT - 12.7%
656,388 Alphabet Inc, Class A 133,916,280
249,082 Meta Platforms Inc 171,662,333
48,669 (a) Netflix Inc 47,537,932
TOTAL MEDIA & ENTERTAINMENT 353,116,545
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.4%
122,963 Eli Lilly & Co 99,732,830
277,546 Novo Nordisk A/S, Sponsored ADR 23,438,760
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 123,171,590
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.4%
78,832 Applied Materials Inc 14,217,351
612,493 Broadcom Inc 135,526,326
324,760 Marvell Technology Inc 36,652,414
2,258,960 NVIDIA Corp 271,233,327
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 457,629,418
SOFTWARE & SERVICES - 19.2%
51,456 (a) Crowdstrike Holdings Inc, Class A 20,483,090
17,388 Intuit Inc 10,459,056
739,911 Microsoft Corp 307,107,460
136,997 (a) Palo Alto Networks Inc 25,264,987
72,299 (a) PTC Inc 13,988,410
59,421 (a) ServiceNow Inc 60,513,158
226,120 (a) Shopify Inc, Class A 26,410,816
51,857 (a) Synopsys Inc 27,249,816

Portfolio of Investments January 31, 2025
(continued)
NUGO

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
279,455 (a) Trade Desk Inc/The, Class A $ 33,165,719
43,709 (a) Zscaler Inc 8,855,006
TOTAL SOFTWARE & SERVICES 533,497,518
TECHNOLOGY HARDWARE & EQUIPMENT - 12.5%
1,281,405 Apple Inc 302,411,580
395,620 (a) Arista Networks Inc 45,587,293
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 347,998,873
TRANSPORTATION - 0.5%
223,653 (a) Uber Technologies Inc 14,951,203
TOTAL TRANSPORTATION 14,951,203
TOTAL LONG-TERM INVESTMENTS
(Cost $1,716,358,627) 2,739,578,815
OTHER ASSETS & LIABILITIES, NET - 1.5% 42,771,092
NET ASSETS - 100% $ 2,782,349,907
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
NUGO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 2,739,578,815 $ – $ – $ 2,739,578,815
Total $ 2,739,578,815 $ – $ – $ 2,739,578,815
a

Portfolio of Investments January 31, 2025
NSCS
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.2%
8501588 COMMON STOCKS - 98.4% 8501588
AUTOMOBILES & COMPONENTS - 1.5%
1,353 Patrick Industries Inc $ 131,430
TOTAL AUTOMOBILES & COMPONENTS 131,430
BANKS - 10.9%
2,190 Banner Corp 154,767
3,834 First Interstate BancSystem Inc, Class A 126,330
3,892 Home BancShares Inc/AR 117,500
1,147 Preferred Bank/Los Angeles CA 104,790
1,506 SouthState Corp 159,019
2,446 Veritex Holdings Inc 65,553
1,630 Wintrust Financial Corp 213,220
TOTAL BANKS 941,179
CAPITAL GOODS - 15.2%
485 (a) AeroVironment Inc 87,373
556 Applied Industrial Technologies Inc 144,577
1,188 Arcosa Inc 120,344
3,241 Atmus Filtration Technologies Inc 135,538
636 (a) Beacon Roofing Supply Inc 75,264
741 Enpro Inc 137,604
1,004 ESCO Technologies Inc 133,271
2,525 (a) Fluor Corp 121,730
9,283 (a) Hillman Solutions Corp 92,830
4,164 (a) Kratos Defense & Security Solutions Inc 138,953
831 (a) SPX Technologies Inc 123,420
TOTAL CAPITAL GOODS 1,310,904
COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
2,154 (a) WNS Holdings Ltd 131,933
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 131,933
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.2%
713 (a) Boot Barn Holdings Inc 114,686
1,243 Signet Jewelers Ltd 73,623
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 188,309
CONSUMER DURABLES & APPAREL - 2.4%
2,482 Steven Madden Ltd 101,886
2,909 (a) Tri Pointe Homes Inc 107,226
TOTAL CONSUMER DURABLES & APPAREL 209,112
CONSUMER SERVICES - 3.6%
1,640 Boyd Gaming Corp 125,706
6,497 (a) Everi Holdings Inc 88,619
850 (a) Shake Shack Inc, Class A 100,411
TOTAL CONSUMER SERVICES 314,736
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.8%
2,924 (a) Guardian Pharmacy Services Inc, Class A 66,696
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 66,696
ENERGY - 3.9%
1,889 Matador Resources Co 109,562
2,651 Noble Corp PLC 84,952
3,949 Northern Oil & Gas Inc 141,967
171 (a) Vital Energy Inc 5,455
TOTAL ENERGY 341,936
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.1%
618 EastGroup Properties Inc 104,825
2,924 STAG Industrial Inc 99,942
8,953 Summit Hotel Properties Inc 60,075
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 264,842
FINANCIAL SERVICES - 6.6%
645 Evercore Inc, Class A 187,869
1,272 FirstCash Holdings Inc 138,839
6,784 Ladder Capital Corp 76,049

Portfolio of Investments January 31, 2025
(continued)
NSCS

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
545 Piper Sandler Cos $ 172,841
TOTAL FINANCIAL SERVICES 575,598
FOOD, BEVERAGE & TOBACCO - 1.9%
4,993 Primo Brands Corp 161,623
TOTAL FOOD, BEVERAGE & TOBACCO 161,623
HEALTH CARE EQUIPMENT & SERVICES - 11.2%
1,546 (a) Acadia Healthcare Co Inc 69,740
7,011 (a) Alphatec Holdings Inc 82,660
2,244 (a) Castle Biosciences Inc 63,438
1,213 Encompass Health Corp 120,414
1,431 (a),(b) Establishment Labs Holdings Inc 45,863
624 (a) Glaukos Corp 97,619
1,369 (a) HealthEquity Inc 151,165
1,420 (a) Merit Medical Systems Inc 154,610
1,401 (a) RadNet Inc 91,723
5,209 (a) SI-BONE Inc 87,303
TOTAL HEALTH CARE EQUIPMENT & SERVICES 964,535
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
1,327 (a) BellRing Brands Inc 102,644
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 102,644
INSURANCE - 0.9%
260 Primerica Inc 75,444
TOTAL INSURANCE 75,444
MATERIALS - 5.1%
2,353 Avient Corp 100,944
2,114 Commercial Metals Co 102,508
2,770 (a) Summit Materials Inc, Class A 144,899
8,706 Tronox Holdings PLC 89,410
TOTAL MATERIALS 437,761
MEDIA & ENTERTAINMENT - 3.0%
8,123 (a) Magnite Inc 139,716
2,240 (a) Ziff Davis Inc 120,713
TOTAL MEDIA & ENTERTAINMENT 260,429
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.0%
955 (a) Biohaven Ltd 36,529
286 (a) Blueprint Medicines Corp 32,184
1,075 (a) Crinetics Pharmaceuticals Inc 43,322
1,084 (a) Halozyme Therapeutics Inc 61,398
819 (a) Immunovant Inc 17,805
781 (a) Insmed Inc 59,809
314 (a) Krystal Biotech Inc 50,158
477 (a) Vaxcyte Inc 42,129
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 343,334
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
2,739 (a) Ichor Holdings Ltd 75,213
376 (a) Onto Innovation Inc 76,990
1,242 (a) Semtech Corp 83,164
697 (a) Silicon Laboratories Inc 94,506
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 329,873
SOFTWARE & SERVICES - 7.9%
563 (a) Commvault Systems Inc 89,663
5,498 (a) Grid Dynamics Holdings Inc 124,200
2,123 (a) JFrog Ltd 73,796
1,178 (a) Q2 Holdings Inc 112,110
1,292 (a) Rubrik Inc, Class A 94,665
2,120 (a) SentinelOne Inc, Class A 50,774
1,415 (a) Workiva Inc 138,981
TOTAL SOFTWARE & SERVICES 684,189

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 3.6%
993 (a) Itron Inc $ 106,608
1,149 (a) Lumentum Holdings Inc 97,734
1,464 (a) PAR Technology Corp 106,272
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 310,614
TRANSPORTATION - 2.0%
867 ArcBest Corp 82,894
809 (a) Kirby Corp 88,302
TOTAL TRANSPORTATION 171,196
UTILITIES - 2.1%
1,806 Black Hills Corp 106,066
1,088 Spire Inc 77,205
TOTAL UTILITIES 183,271
TOTAL COMMON STOCKS
(Cost $6,786,023) 8,501,588
SHARES DESCRIPTION VALUE
73,673 INVESTMENT COMPANIES - 0.8% 73,673
795 (b) SPDR S&P Biotech ETF 73,673
TOTAL INVESTMENT COMPANIES
(Cost $64,578) 73,673
TOTAL LONG-TERM INVESTMENTS
(Cost $6,850,601) 8,575,261
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.0%
85,301 State Street Navigator Securities Lending Government Money
Market Portfolio(c)
4 .390% (d) $ 85,301
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $85,301) 85,301
TOTAL INVESTMENTS - 100 .2%
(Cost $ 6,935,902 ) 8,660,562
OTHER ASSETS & LIABILITIES, NET - (0.2)% (17,866)
NET ASSETS - 100% $ 8,642,696
ETF Exchange-Traded Fund
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $81,101.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments January 31, 2025
(continued)
NSCS

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NSCS
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 8,501,588 $ – $ – $ 8,501,588
Investment Companies 73,673 – – 73,673
Investments Purchased with Collateral from Securities
Lending 85,301 – – 85,301
Total $ 8,660,562 $ – $ – $ 8,660,562
a

Portfolio of Investments January 31, 2025
NWLG
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.5%
9926186 COMMON STOCKS - 99.5% 9926186
AUTOMOBILES & COMPONENTS - 1.9%
460 (a) Tesla Inc $ 186,116
TOTAL AUTOMOBILES & COMPONENTS 186,116
CAPITAL GOODS - 4.3%
702 General Electric Co 142,906
1,119 Howmet Aerospace Inc 141,643
404 Trane Technologies PLC 146,551
TOTAL CAPITAL GOODS 431,100
COMMERCIAL & PROFESSIONAL SERVICES - 3.1%
629 Automatic Data Processing Inc 190,593
600 Cintas Corp 120,342
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 310,935
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 11.6%
4,153 (a) Amazon.com Inc 987,085
134 (a) O'Reilly Automotive Inc 173,452
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,160,537
CONSUMER SERVICES - 4.7%
30 Booking Holdings Inc 142,127
3,852 (a) Chipotle Mexican Grill Inc 224,764
405 Hilton Worldwide Holdings Inc 103,709
TOTAL CONSUMER SERVICES 470,600
FINANCIAL SERVICES - 7.9%
718 (a) Fiserv Inc 155,117
896 KKR & Co Inc 149,695
217 LPL Financial Holdings Inc 79,615
522 Mastercard Inc, Class A 289,934
1,308 Nasdaq Inc 107,701
TOTAL FINANCIAL SERVICES 782,062
HEALTH CARE EQUIPMENT & SERVICES - 3.0%
313 (a) Intuitive Surgical Inc 178,999
304 Stryker Corp 118,952
TOTAL HEALTH CARE EQUIPMENT & SERVICES 297,951
INSURANCE - 3.0%
992 Arthur J Gallagher & Co 299,405
TOTAL INSURANCE 299,405
MATERIALS - 2.4%
599 Ecolab Inc 149,864
329 Vulcan Materials Co 90,195
TOTAL MATERIALS 240,059
MEDIA & ENTERTAINMENT - 13.8%
2,044 Alphabet Inc, Class A 417,017
1,606 Alphabet Inc, Class C 330,194
364 Meta Platforms Inc 250,861
116 (a) Netflix Inc 113,304
483 (a) Spotify Technology SA 264,950
TOTAL MEDIA & ENTERTAINMENT 1,376,326
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.2%
427 (a) Alnylam Pharmaceuticals Inc 115,849
373 Eli Lilly & Co 302,533
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 418,382
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.6%
1,242 Broadcom Inc 274,817
1,914 Lam Research Corp 155,130
5,414 NVIDIA Corp 650,059
913 Texas Instruments Inc 168,549
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,248,555
SOFTWARE & SERVICES - 20.3%
76 (a) Fair Isaac Corp 142,391
2,697 Microsoft Corp 1,119,417
530 Oracle Corp 90,132

Portfolio of Investments January 31, 2025
(continued)
NWLG

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
550 Salesforce Inc $ 187,935
172 (a) ServiceNow Inc 175,161
841 (a) Shopify Inc, Class A 98,229
177 (a) Synopsys Inc 93,010
470 (a) Workday Inc, Class A 123,168
TOTAL SOFTWARE & SERVICES 2,029,443
TECHNOLOGY HARDWARE & EQUIPMENT - 6.7%
2,379 Apple Inc 561,444
983 (a) Arista Networks Inc 113,271
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 674,715
TOTAL LONG-TERM INVESTMENTS
(Cost $7,391,761) 9,926,186
OTHER ASSETS & LIABILITIES, NET - 0.5% 51,469
NET ASSETS - 100% $ 9,977,655
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
NWLG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 9,926,186 $ – $ – $ 9,926,186
Total $ 9,926,186 $ – $ – $ 9,926,186
a